Segmental analysis - Revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Revenue	£ 14,540	£ 14,933	£ 15,250
UK
Disclosure of operating segments [line items]
Revenue	5,282	5,045	5,938
US
Disclosure of operating segments [line items]
Revenue	9,258	9,888	9,312
UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	3,694	3,331	4,126
UK Gas Transmission
Disclosure of operating segments [line items]
Revenue	911	884	1,082
US Regulated
Disclosure of operating segments [line items]
Revenue	9,205	9,846	9,272
NG Ventures and Other
Disclosure of operating segments [line items]
Revenue	730	872	770
Operating Segments And Unallocated Amounts
Disclosure of operating segments [line items]
Revenue	14,570	14,969	15,293
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	3,702	3,351	4,154
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Revenue	927	896	1,091
Operating segments | US Regulated
Disclosure of operating segments [line items]
Revenue	9,205	9,846	9,272
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Revenue	736	876	776
Unallocated amounts | NG Ventures
Disclosure of operating segments [line items]
Revenue	608	597	593
Sales between segments
Disclosure of operating segments [line items]
Revenue	(30)	(36)	(43)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	(8)	(20)	(28)
Sales between segments | UK Gas Transmission
Disclosure of operating segments [line items]
Revenue	(16)	(12)	(9)
Sales between segments | US Regulated
Disclosure of operating segments [line items]
Revenue	0	0	0
Sales between segments | NG Ventures and Other
Disclosure of operating segments [line items]
Revenue	£ (6)	£ (4)	£ (6)